Stockholders' Equity (Details) - USD ($)		9 Months Ended	12 Months Ended
	Mar. 14, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders Equity Details
Common Shares for Cash, net Number of common shares issued		11,021,170	204,750	835,810
Common Shares for Cash, net Value of shares and vested option		$ 3,547,048	$ 210,913	$ 1,118,173
Common shares for settlement of accrued expenses, Number of common shares issued		8,334
Common shares for settlement of accrued expenses, Value of shares and vested option		$ 3,000
Share-Based Compensation, Number of common shares issued		1,652,907	47,606
Share-Based Compensation, Value of shares and vested option		$ 798,227	$ 2,046,074
Common Shares for Series AA Conversion, Shares	2,342,750		2,605,513
Common Shares for Series AA Conversion, Value			$ 1,171,375	$ 470,000
Warrants Exercised, Number of common shares issued		999,667	6,340,775	757,864
Warrants Exercised, Value of shares and vested option			3,072,170
Common Shares for Goods and Services				793,679
Common Shares for Goods and Services				$ 553,360
Common Shares for Convertible Note			204,750	940,000
Common Shares for Convertible Note				$ 470,000
Common Shares for Cash				9,357,578
Common Shares for Cash		$ 3,547,048	$ 210,913	$ 8,178,471